Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Subsidiaries Not Wholly Owned

As of December 31, 2016, the Company consolidated the following subsidiaries that were not wholly owned:

Subsidiary	Relationship	Country Domiciled	Year of Inclusion
Spero Potentiator, Inc.	Controlling interest	United States	2014
Spero Europe, Ltd.	Controlling interest	United Kingdom	2015
Spero Gyrase, Inc.	Controlling interest	United States	2016
Spero Cantab, Inc.	Controlling interest	United States	2016

Estimated Useful Lives of Assets

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset as follows:

Estimated Useful Life
Laboratory equipment	5 years
Computer software and equipment	3 years
Office furniture and equipment	7 years
Leasehold improvements	Shorter of life of lease or 5 years